Note 21 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 437,398	$ 583,437	$ 728,762
Interest to be accrued (*)	6,942	14,326
Total	444,340	597,763
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	425,999	535,133
Interest to be accrued (*)	6,270	10,510
Total	432,269	545,643
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	11,399	46,804
Interest to be accrued (*)	672	3,533
Total	12,071	50,337
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,500
Interest to be accrued (*)		283
Total		1,783
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Interest to be accrued (*)
Total
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	437,398	583,437
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	425,999	535,133
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	11,399	46,804
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,500
Other borrowings [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings